REVENUES - Beginning and Ending Balances of Company's Fees (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management fees, net
Disaggregation of Revenue [Line Items]
Fees receivable, beginning balance	$ 78,586	$ 78,586	$ 32,473
Fees receivable, ending balance	168,057	78,586	78,586
Fee liability, beginning balance	11,846	11,846	0
Fee liability, ending balance	10,299	11,846	11,846
Administrative, Transaction and Other Fees Receivable
Disaggregation of Revenue [Line Items]
Fees receivable, beginning balance	9,876	9,876	8,667
Fees receivable, ending balance	19,535	9,876	9,876
Realized performance income
Disaggregation of Revenue [Line Items]
Fees receivable, beginning balance	0	0	0
Fees receivable, ending balance	$ 10,496	$ 0	$ 0